MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 499,515	$ 447,402	$ 356,554
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	223,341	185,583	123,399
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	110,290	107,539	89,894
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	70,739	57,898	49,214
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39,645	41,286	42,024
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,949	23,109	22,973
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,551	$ 31,987	$ 29,050